Stockholders' Equity - Narrative (Details)				3 Months Ended		12 Months Ended
	Jan. 01, 2023 shares	Sep. 27, 2022 USD ($) shares	Sep. 14, 2022 Day $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 01, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)			1,000,000,000	1,000,000,000		1,000,000,000
Common stock, authorized (in shares)			950,000,000	950,000,000		950,000,000	950,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)			50,000,000	50,000,000		50,000,000	50,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Award vesting period						4 years
Share based payment arrangement, nonvested award, cost not yet recognized | $				$ 7,700,000
Exercise price (in dollars per share) | $ / shares								$ 11.5
Warrants, redeem, threshold trading days | Day			20
Warrants, redeem, threshold consecutive trading days | Day			30
Issuance of common stock in connection with a stock purchase agreement | $				$ 2,389,000	$ 0	$ 77,884,000	$ 0
Common stock, voting rights						one vote
Share based compensation arrangement by share based payment award, options, vested in period, fair value | $						$ 2,200,000	$ 900,000
Share based compensation arrangement share options granted fair value per share | $ / shares						$ 1.68	$ 1.14
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent						100.00%
Stock Issued During Period, Shares, New Issues			2,052,500
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $						$ 8,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						5 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						2 years
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent						110.00%
Percentage of Shareholding						10.00%
Dividend Declared [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends payable | $						$ 0
BRPC II [Member] | Common Stock Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, purchase agreement, potential maximum consideration | $		$ 200,000
Discount on sale of stock (percentage)		3.00%
Maximum shares available for sale as a percentage of aggregate shares issued and outstanding (percentage)		19.99%
Stock Issued During Period, Shares, New Issues		84,793
Issuance Costs | $		$ 600,000
Stock issued during period, shares, other						0
BRPC II [Member] | Common Stock Purchase Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, purchase agreement, potential maximum consideration | $		$ 200,000,000
Discount on sale of stock (percentage)		3.00%
Maximum shares available for sale as a percentage of aggregate shares issued and outstanding (percentage)		19.99%
Number of shares issued in transaction (in shares)				331,351
Issuance of common stock in connection with a stock purchase agreement | $				$ 2,400,000
Deferred stock issuance costs | $				$ 600,000
Public warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in dollars per share) | $ / shares				$ 11.5		$ 11.5
Average price per share of redeemable warrants (in dollars per share) | $ / shares			$ 18
Warrants, redeem, threshold trading days | Day			20
Warrants, redeem, threshold consecutive trading days | Day			30
Public warrants | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares						$ 18
Number Of Trading Days For Determining The Share Price						20 days
Number Of Consecutive Trading Days For Determining The Share Price						30 days
PIPE Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in dollars per share) | $ / shares				$ 12.5		$ 12.5
Average price per share of redeemable warrants (in dollars per share) | $ / shares			$ 20
Warrants, redeem, threshold trading days | Day			20
Warrants, redeem, threshold consecutive trading days | Day			30
PIPE Warrants [Member] | Share Price Equal Or Exceeds Twenty Rupees Per Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares						$ 20
Number Of Trading Days For Determining The Share Price						20 days
Number Of Consecutive Trading Days For Determining The Share Price						30 days
PIPE Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 12.5			$ 12.5
Average price per share of redeemable warrants (in dollars per share) | $ / shares			$ 20
Number of securities into which each warrant or right may be converted								1
Public And Private Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in dollars per share) | $ / shares								$ 11.5
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period				4 years		4 years
Weighted average period to be recognized				3 years 9 months 18 days		4 years
Unrecognized compensation cost | $				$ 2,400,000		$ 1,900,000
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						4 years
Weighted average period to be recognized				2 years 10 months 24 days		3 years 1 month 6 days
2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for future issuance (in shares)				13,915,807
2022 Plan | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for future issuance (in shares)						9,722,507
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum	5.00%
Equity Incentive Plans
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price as a percentage of fair value				100.00%
Stockholder Percentage Of Optionee For Option Price				10.00%
Exercise price as a percentage of fair value, ten percent stockholders				110.00%
Award expiration period				10 years
Equity Incentive Plans | Employee stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period				4 years
Employee Stock Purchase Plan | Employee stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserved for issuance (Shares)				1,836,101
Executive Incentive Compensation Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)				0
Sharebased compensation arrangement share options granted during period						0
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement share options granted fair value per share | $ / shares						$ 1,200,000	$ 54,000
2008 Stock Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						4 years
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for future issuance (in shares)			9,900,000
Share based compensation arrangement by share-based payment award, terms of award						10
Share based compensation arrangement by share-based payment award, award requisite service period						90 days
Threshold Limit Of Shares Required For Increase In Stock Reserved For Future Issuance	30,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized						15,000,000
2022 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for future issuance (in shares)			990,000
Share based compensation arrangement by share-based payment award, terms of award			27
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent			85.00%
Amprius Holdings Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award						10
Share based compensation arrangement by share-based payment award, award requisite service period						90 days
Amprius Holdings Equity Incentive Plan [Member] | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period to be recognized						1 year 3 months 18 days
Unrecognized compensation cost | $						$ 16,000
Total intrinsic value of stock options exercised | $							$ 28,000
Share based compensation arrangement by share based payment award, options, vested in period, fair value | $						$ 424,000	$ 273,000
Share based compensation arrangement share options granted fair value per share | $ / shares							$ 2.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							52.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.20%